Income Taxes - Classification of Consolidated Balance Sheets on Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Classification in the consolidated balance sheets:
Deferred tax assets, net	¥ 23,536	$ 3,224	¥ 0
Deferred tax assets, net	23,536	3,224	0
Deferred tax liabilities	¥ 0	$ 0	¥ 824